Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands						12 Months Ended
	Apr. 03, 2017 EquityInstruments	Apr. 01, 2016 EquityInstruments	Apr. 01, 2015 EquityInstruments	Apr. 01, 2014 EquityInstruments	May 17, 2013 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments						368,437	216,968
Granted during the year | EquityInstruments	144,142	212,837	88,492	76,251	64,792	144,142	212,837
Vested during the year | EquityInstruments						(72,189)	(61,028)
Forfeited during the year | EquityInstruments						(14,688)	(340)
Outstanding at end of the year | EquityInstruments						425,702	368,437	216,968
Weighted average contractual life
Outstanding						1 year 4 months 21 days	1 year 7 months 17 days	1 year 4 months 17 days
Aggregate fair value
Outstanding at the beginning of the year | $						$ 5,225	$ 3,986
Granted during the year | $						2,241	1,975
Vested during the year | $						(1,630)	(729)
Forfeited during the year | $						(200)	(7)
Outstanding at the end of the year | $						$ 5,636	$ 5,225	$ 3,986